Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
Disclosure of available for sale financial assets [line items]
Equity	$ 218,082	$ 217,280	$ 238,969	$ 59
Net income	(4,477)	(4,996)	(438)
Financial instruments at fair value through other comprehensive income	(959)
Available for sale investments		9,966	15,418
Exchange differences	48,610	(78,302)	(7,101)
Defined benefit obligation	(754)	(208)	(3,920)
Deferred Tax	6,375	(16,201)	(4,142)
Comprehensive income	$ 3,959	$ (21,689)	(8,957)
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	80.00%	80.00%
Itau Chile Corredora de Seguros Ltda [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		100.00%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	99.994%
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	$ 218,082	$ 217,280	238,969
Net income	(4,477)	(4,996)	(438)
Financial instruments at fair value through other comprehensive income	(664)
Available for sale investments		3,746	3,876
Exchange differences	10,244	(627)	(9,481)
Effect hedge Accounting Foreign Investment	(1,195)		(1,459)
Cash Flow hedges		(70)
Defined benefit obligation	(254)	(18,437)	(1,322)
Deferred Tax	305	(1,305)	(133)
Other comprehensive income	8,436	(16,693)	(8,519)
Comprehensive income	$ 3,959	$ (21,689)	$ (8,957)
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	20.00%
Equity	$ 409
Net income	15
Comprehensive income	$ 15
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	33.721%
Equity	$ 217,673
Net income	(4,500)
Financial instruments at fair value through other comprehensive income	(664)
Exchange differences	10,244
Effect hedge Accounting Foreign Investment	(1,195)
Defined benefit obligation	(254)
Deferred Tax	305
Other comprehensive income	8,436
Comprehensive income	$ 3,936
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	0.00%
Net income	$ 8
Comprehensive income	$ 8
Non controlling Interest [Member] | Itau Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	0.00%
Non controlling Interest [Member] | Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	0.00%
Non controlling Interest [Member] | Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		20.00%	20.00%
Equity		$ 380	$ 601
Net income		(5)	78
Comprehensive income		$ (5)	$ 78
Non controlling Interest [Member] | Banco CorpBanca Colombia y Filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		33.721%	33.72%
Equity		$ 216,883	$ 237,917
Net income		(5,001)	(527)
Available for sale investments		3,746	3,876
Exchange differences		(627)	(9,481)
Effect hedge Accounting Foreign Investment			(1,459)
Cash Flow hedges		(70)
Defined benefit obligation		(18,437)	(1,322)
Deferred Tax		(1,305)	(133)
Other comprehensive income		(16,693)	(8,519)
Comprehensive income		$ (21,694)	$ (9,046)
Non controlling Interest [Member] | Itau Chile Corredora de Seguros Ltda [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		0.029%	0.10%
Equity		$ 12	$ 13
Net income		10	10
Comprehensive income		$ 10	$ 10
Non controlling Interest [Member] | Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		0.60%	0.01%
Equity		$ 1	$ 1
Net income			1
Comprehensive income			$ 1
Non controlling Interest [Member] | Itau BBA Corredor de Bolsa Ltda. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		0.00%	0.02%
Equity		$ 4
Non controlling Interest [Member] | SMU CORP S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling			49.00%
Equity			$ 437